Group Statement of Changes in Equity - (Unaudited) - GBP (£) £ in Millions	Total	Share Capital	Share Premium, Capital Redemption and Merger Reserves	Other Reserves	Retained Earnings	Total Attributable to Owners of Parent	Non- Controlling Interests
Beginning balance at Dec. 31, 2016	£ 8,406	£ 507	£ 3,931	£ 413	£ 3,331	£ 8,182	£ 224
Total comprehensive income for the period, net of tax	1,926			(523)	2,376	1,853	73
Profit for the period (page 19)	2,347				2,261	2,261	86
Other comprehensive income for the period, net of tax (page 20)	(421)			(523)	115	(408)	(13)
– value of employee services	36				36	36
– proceeds from shares issued	2		2			2
– ordinary shares	(2,181)				(2,181)	(2,181)
– to non-controlling interests	(105)						(105)
– held in employee share ownership trusts	(215)				(215)	(215)
– deferred tax on employee share schemes	42				42	42
Other movements	(2)			(1)	(1)	(2)
Ending balance at Jun. 30, 2017	7,909	507	3,933	(111)	3,388	7,717	192
Beginning balance at Dec. 31, 2016	8,406	507	3,931	413	3,331	8,182	224
Total comprehensive income for the period, net of tax	34,528			(3,805)	38,166	34,361	167
Profit for the period (page 19)	37,656				37,485	37,485	171
Other comprehensive income for the period, net of tax (page 20)	(3,128)			(3,805)	681	(3,124)	(4)
– value of employee services	105				105	105
– proceeds from shares issued	5		5			5
– ordinary shares	(4,465)				(4,465)	(4,465)
– to non-controlling interests	(169)						(169)
– held in employee share ownership trusts	(205)				(205)	(205)
Shares issued – RAI acquisition	22,773	107	22,666			22,773
Other movements	3				3	3
Ending balance (Accounting policy change (IFRS 9)) at Dec. 31, 2017	(38)			(9)	(29)	(38)
Ending balance (Revised for IFRS 9) at Dec. 31, 2017	60,943	614	26,602	(3,401)	36,906	60,721	222
Ending balance at Dec. 31, 2017	60,981	614	26,602	(3,392)	36,935	60,759	222
Total comprehensive income for the period, net of tax	4,041			975	2,977	3,952	89
Profit for the period (page 19)	2,776				2,690	2,690	86
Other comprehensive income for the period, net of tax (page 20)	1,265			975	287	1,262	3
– value of employee services	64				64	64
– proceeds from shares issued	3		3			3
– ordinary shares	(2,224)				(2,224)	(2,224)
– to non-controlling interests	(93)						(93)
– held in employee share ownership trusts	(143)				(143)	(143)
Other movements	28				28	28
Ending balance at Jun. 30, 2018	£ 62,619	£ 614	£ 26,605	£ (2,426)	£ 37,608	£ 62,401	£ 218